EMPLOYEES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [line items]
Schedule of number of employees

	2022	2021	2020
	Number	Number
Directors and employees	82	26	6

Schedule of aggregate remuneration

	2022	2021	2020
	£’000	£’000	£’000
Wages and salaries	8,934	2,286	191
Social security costs	646	199	13
Pension costs	30	25	—
Share based payments	4,928	1,392	24
	14,538	3,902	228

Parent | Separate
Disclosure of subsidiaries [line items]
Schedule of number of employees

	2022	2021	2020
	Number	Number	Number
Directors and employees	6	4	1

Schedule of aggregate remuneration

	2022	2021	2020
	£’000	£’000	£’000
Wages and salaries	1,072	406	135
Social security costs	44	8	18
Pension costs	12	1	—
Share based payments	4,928	330	—
	6,056	745	153